Accrued Expenses (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Employee tax obligations, term	36 months
Accrued payroll taxes, current	$ 149,019	$ 117,195	$ 463,604
Interest expenses	52,209		113,679
Argentine [Member]
Accrued payroll taxes, current	$ 292,535		$ 63,550